Statements of Operations (Unaudited) (Parenthetical) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.01)	$ (0.02)
Earnings Per Share, Diluted	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	27,281,439	27,172,757
Weighted Average Number of Shares Outstanding, Diluted	27,281,439	27,172,757